INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Income before income tax benefit	¥ 4,081,745	$ 625,555	¥ 2,967,287	¥ 1,659,671
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 1,020,436		¥ 741,822	¥ 414,918
Effect of different tax rate of subsidiary operation in other jurisdiction	3,728		3,875	5,424
Effect of non-deductible expenses	75,881		63,070	151,987
Effect of preferential tax rate and tax exemption	(452,033)		(202,095)	(84,120)
Effect of enacted tax rate change of deferred tax assets/liabilities	248		(95,048)
Effect of research and development super-deduction	(69,802)		(47,846)	(21,849)
Effect of valuation allowance movement of deferred tax assets	7,578		2,205
Income tax expense	¥ 586,036	$ 89,814	¥ 465,983	¥ 466,360